Annual Total Returns[BarChart] - Victory US 500 Enhanced Volatility Wtd Index Fund - Class A	2013	2014	2015	2016	2017	2018	2019	2020
Total	31.58%	11.08%	(1.19%)	13.67%	21.52%	(9.21%)	20.85%	19.00%